Purchase of loan portfolio (Details)	3 Months Ended
Dec. 31, 2022 USD ($)
IUDU Compaa Financiera S.A.
Disclosure of detailed information about financial instruments [line items]
Purchase of loans receivable	$ 17,626,854
Payments to acquire loans receivable	13,035,864
Tarjeta Automtica S.A.
Disclosure of detailed information about financial instruments [line items]
Purchase of loans receivable	176,231
Payments to acquire loans receivable	$ 12,998